Share capital - Additional Information (Details)			1 Months Ended
	Jan. 25, 2023	Jan. 04, 2023 $ / shares shares	Jan. 31, 2023	Dec. 31, 2024 $ / shares shares	Nov. 19, 2024 $ / shares	Dec. 31, 2023 shares
Share capital
Number of shares authorized				75,000,000		75,000,000
Share split ratio	0.04		0.04
Authorised shares par value | $ / shares				$ 0.0001	$ 0.0025
Prior To Stock Split [Member]
Share capital
Number of shares authorized				555,000,000
Class A Ordinary Shares
Share capital
Number of shares authorized				20,000,000		20,000,000
Class A Ordinary Shares | Prior To Stock Split [Member]
Share capital
Number of shares authorized				500,000,000
Ordinary Shares
Share capital
Authorised shares par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary Shares | Reverse share split
Share capital
Number of shares authorized		20,000,000
Share split ratio		25
Authorised shares par value | $ / shares		$ 0.0025
Preferred shares
Share capital
Number of shares authorized				55,000,000		55,000,000
Preferred shares | Prior To Stock Split [Member]
Share capital
Number of shares authorized				55,000,000
Preferred shares | Reverse share split
Share capital
Number of shares authorized		55,000,000